Commitments and Contingencies (Details Narrative) (10-K)		12 Months Ended
	Aug. 22, 2019 USD ($)	Jan. 31, 2021 USD ($) a $ / shares
Commitments and contingencies, description		We hold AZ MEP permits for 15,793.24 acres at our Tombstone project. We paid filing and rental fees for our AZ MEP's before their respective due dates in the amount of $ 29,723.89.
Former Chief Executive Officer [Member]
Loss contingency damages sought value	$ 50,000
AZ MEP [Member]
Project validity description		AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years.
AZ MEP [Member] | Phase 1 [Member]
Minimum work expenditure requirements		$ 29,724
Tombstone Project [Member]
Accrued rent		$ 15,345
Project validity description		The rentals due by September 1, 2021 for the period from September 1, 2021 through September 1, 2022 of $15,345 have not been paid yet, but we plan to pay when due.
Lease due date		Sep. 01, 2021
Area of land | a		15,793.24
September 1, 2021 to September 1, 2022 [Member] | East Silver Bell Project [Member]
Accrued rent		$ 165
First Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 2.00
Minimum work expenditure requirements		$ 10
Second Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 2.00
Minimum work expenditure requirements		$ 10
Third Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
Fourth Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
Fifth Year [Member] | AZ MEP [Member]
Rental fee per acre | $ / shares		$ 1.00
Minimum work expenditure requirements		$ 20
Tombstone Region of Arizona [Member]
Payment of rent for storage space		$ 45